ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of accumulated other comprehensive loss

	Cash flow	Defined
	hedges	benefit plans	Total

Balance as of December 31, 2016	$(86.2)	$(43.3)	$(129.5)
Other comprehensive income (loss)	71.7	(2.6)	69.1
Balance as of December 31, 2017	(14.5)	(45.9)	(60.4)
Other comprehensive loss	(15.8)	(5.1)	(20.9)
Balance as of December 31, 2018	(30.3)	(51.0)	(81.3)
Other comprehensive income (loss)	70.6	(51.2)	19.4
Balance as of December 31, 2019	$40.3	$(102.2)	$(61.9)